                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21651
                                    ----------

                              The Drake Funds Trust
                               ------------------
               (Exact name of registrant as specified in charter)

               660 Madison Avenue, 16th Floor, New York, NY 10021
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven J. Luttrell
               660 Madison Avenue, 16th Floor, New York, NY 10021
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 756-1200
                                                    --------------

Date of fiscal year end: October 31, 2007
                         ----------------

Date of reporting period: April 30, 2007
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. REPORTS TO STOCKHOLDERS.

                               DRAKE FUNDS TRUST


                               SEMI-ANNUAL REPORT





                               April 30, 2007
                               (Unaudited)


































[GRAPHIC]

                                                              [DRAKE FUNDS LOGO]

This material is authorized for use only when preceded or accompanied by the current prospectus for The Drake Funds Trust (the "Trust"). Investors should consider the investment objectives, risks, charges and expenses of any fund of the Trust carefully before investing. This and other information is contained in the Trust's prospectus. Please read the prospectus carefully before you invest or send money.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
PRESIDENT'S LETTER..........................................    2

MANAGEMENT DISCUSSION AND ANALYSIS..........................    3

SCHEDULE OF INVESTMENTS.....................................   11

STATEMENT OF ASSETS AND LIABILITIES.........................   24

STATEMENT OF OPERATIONS.....................................   25

STATEMENT OF CHANGES IN NET ASSETS..........................   26

FINANCIAL HIGHLIGHTS........................................   28

NOTES TO FINANCIAL STATEMENTS...............................   30

OTHER INFORMATION...........................................   37

SHAREHOLDER FEE EXAMPLE.....................................   39

DIRECTORS AND OFFICERS......................................   40

STATEMENTS IN THE SEMI-ANNUAL REPORT THAT REFLECT PROJECTIONS OR EXPECTATIONS OF FUTURE FINANCIAL OR ECONOMIC PERFORMANCE OF THE FUNDS AND OF THE MARKET IN GENERAL AND STATEMENTS OF THE FUNDS' PLANS AND OBJECTIVES FOR FUTURE OPERATIONS ARE FORWARD-LOOKING STATEMENTS. NO ASSURANCE CAN BE GIVEN THAT ACTUAL RESULTS OR EVENTS WILL NOT DIFFER MATERIALLY FROM THOSE PROJECTED, ESTIMATED, ASSUMED OR ANTICIPATED IN ANY SUCH FORWARD-LOOKING STATEMENTS. IMPORTANT FACTORS THAT COULD RESULT IN SUCH DIFFERENCES, IN ADDITION TO OTHER FACTORS NOTED WITH SUCH FORWARD-LOOKING STATEMENTS, INCLUDE, WITHOUT LIMITATION, GENERAL ECONOMIC CONDITIONS SUCH AS INFLATION, RECESSION, AND INTEREST RATES. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE INFORMATION QUOTED IN THIS SEMI-ANNUAL REPORT REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THIS SEMI-ANNUAL REPORT WAS FIRST DISTRIBUTED TO SHAREHOLDERS ON OR ABOUT JUNE 29, 2007.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------

                                                          LETTER TO SHAREHOLDERS

Dear Shareholders:

We are pleased to present you with the semi-annual report for the Drake Funds Trust (the "Trust") for the period ended April 30, 2007. The report includes a management analysis of the market environment during the period and provides detailed information pertaining to the Drake Total Return Fund and the Drake Low Duration Fund, their performance, holdings, and financial highlights. As of April 30, 2007, the net asset value of the Trust was $46 million of which the Drake Total Return Fund represented $25.9 million and the Drake Low Duration Fund represented $20.5 million.

During the six-month period, while activity in the US slowed, developed market economies in Europe and Asia continued to perform well and grow at a healthy rate. Reflecting the generally positive global economic outlook and stable financial markets, investor risk appetite heightened, driving major asset prices to new highs and narrowing risk premia across the world's markets. On the following pages, please find specific details regarding each fund's investment performance and a review of the principal factors that impacted returns during the fiscal year.

We thank you for investing in the Drake Funds and supporting our growing firm. Drake will continue to work hard and seek to meet each fund's investment objectives through innovative approaches within a risk-controlled framework. Please visit our website www.drakefunds.com or contact us at 1-866-372-5338 for additional information.

Sincerely,

/s/ Steven J. Luttrell

Steven J. Luttrell
President and Principal Executive Officer
Drake Funds Trust
April 30, 2007

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                             MARKET COMMENTARY

                             The six months ending April 30 were dominated by changing investor risk appetite related primarily to the outlook for the US economy. For the vast majority of the period, market participants expected that the economy would slow, preventing the Federal Open Market Commission (FOMC) from raising rates and perhaps even leading to rate cuts, though most did not expect rate cuts until later in the year. That forecast engendered a period of remarkable stability in financial markets that encouraged risk-seeking behavior as risk appetite rose. Term premiums decreased in fixed income markets, high-yielding currencies benefited at the expense of low-yielding currencies in foreign exchange markets, and credit products performed well as spreads tightened.

                             Late 2006 and early 2007 found investors relatively sanguine about the outlook for risky assets. The expectation that the US housing market would lead to a broader economic slowdown suggested that the FOMC would not raise rates and might even cut them, even as corporate profitability remained high. The slowdown in the first quarter was even more pronounced than had been forecast, but it also appeared to be more transitory than some had expected, with early indications suggesting that the second quarter would be more solid and that the latter half of the year might see a recovery to something approaching trend growth.

                             The combination of an expected benign policy regime and solid growth forecasts was constructive for riskier assets, particularly as Treasury yields remained in a relatively narrow range with little significant volatility. Ten-year yields were a scant two basis points (bps) higher over the six-month period. In currency markets, the slower growth outlook led to dollar depreciation but the depressed volatility environment caused lower-yielding currencies such as the yen to underperform even a weakening US dollar.

                             During the period, investors benefited from persistent spread tightening across equity-linked markets such as corporate credit, high yield and emerging markets with most sectors returning positive performance lead by lower quality and higher beta instruments. The Lehman Brothers High Yield Index posted curve adjusted excess returns of 449 bps over the six-month period while the Lehman Brothers Investment Grade Index posted excess returns of 59 bps. Conditions in the corporate credit sector remained supportive as default rates are now well below two percent; however, Drake believes risks are biased to the downside as credit spreads for the sector are now within 300 bps.

                             Within structured products, investors saw a divergence in performance as volatility concerning the meltdown in the sub-prime mortgage market negatively impacted the home-equity asset-backed sector (ABS) and commercial mortgage-backed securities (CMBS). While the Lehman Brothers ABS Index returned seven bps over similar duration Treasuries during the six-month period, the home equity component of the index posted negative returns, with the triple-B tranches suffering significantly due to the difficulty in finding sponsorship. The concerns over inflated asset values and deterioration

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                             in underwriting standards and collateral characteristics spread to the CMBS sector and the Lehman Brothers CMBS Index underperformed duration-adjusted Treasuries by two bps. The residential market escaped unscathed and mortgages returned 37 bps over duration-equivalent Treasuries supported by low volatility and demand from domestic banks and overseas investors.

                             Part of the investor rationale for risk-seeking behavior was a robust global growth outlook. Even with US growth slower than expected in early 2007, the European economy expanded more rapidly than even the most optimistic forecasters had expected. The European Central Bank responded to the robust growth data by raising its benchmark interest rate by 25 bps in December and again in March, ending April with the benchmark rate at 3.75%. The 10-year German Bund yield rose 41 bps to 4.15% over the six-month period. The strong data also boosted the Euro, which appreciated to its all-time high against the dollar, taking with it most other European currencies.

                             In Japan, data releases were generally positive suggesting a decent bounce-back after slower-than-expected third quarter growth. The period was marked by shifting expectations for the timing of the Bank of Japan's (BoJ) next rate hike. That hike eventually came in February, with the BoJ raising policy rates 25 bps to 0.50%. With core inflation close to zero, investors see little chance of additional policy tightening in the near-term, although with the BoJ continuing to signal its intent to normalize policy rates over the medium-term, some expectations for further tightening later in the year remain.

                            DRAKE TOTAL RETURN FUND PERFORMANCE
                            AND STRATEGY IMPACT

                             For the six-month period from November 1, 2006, through April 30, 2007, the Drake Total Return Fund ("Total Return") returned 2.68% (net of fees and expenses) versus a return of 2.64% for its benchmark, the Lehman Brothers US Aggregate Index.

                             Over the six-month period, Total Return maintained a short US duration position on the view that the market had overpriced the probability of a housing-led slowdown in the US economy. Additionally, consistent with Drake's philosophy that market segmentation effects result in a consistent mis-pricing between corporate credit and high yield, the fund maintained a tactical underweight in investment grade issues, with an overweight allocation in short duration high yield securities. As part of the cash backing strategy of the index replication derivative exposures, a large component of the portfolio's market value was held in a basket of high quality structured products (with a defensive posture on home equity collateral). Alpha positions were concentrated outside the US in both fixed income and currency positions. Total Return's non-US dollar bond allocations were diversified across Icelandic and Argentinean inflation-linked bonds, Danish mortgages, Mexican short-term swap instruments, and a short position in intermediate-term Japanese government bonds. Active currency positions were bearishly biased against the US dollar and were taken in both the Japanese yen and Swedish krona. At the end of December, exposure to the Swedish krona was reduced at a profit and rotated to the Norwegian kroner.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                             For the period, Total Return benefited from a wide variety of strategies while themes in Japan and Iceland detracted from performance. Against a backdrop of strengthening economies and tightening monetary policy, the Swedish krona and Norwegian kroner positions generated strong positive returns for the fund. Additionally, holdings in a basket of high-quality, very short duration, structured products earned consistent positive returns each month. The credit strategy also contributed positively to Total Return's performance as high yield outperformed investment grade credit. Over the six-month period, the short US duration position added modest profits, although the ten-year Treasury rally in February partially offset gains from the sell-off in December and January.

                             Within Japan, both the long position in the Japanese yen and the short duration position in the ten-year Japanese government bond were challenging. Specifically, the exposure to the Japanese yen suffered as the market continued to support the carry trade, driving the yen to depreciate approximately 2.2% versus the dollar over the period, while ten-year Japanese government bond yields remained range-bound and ended the period six bps lower. Finally, the allocation to Icelandic inflation-protected bonds detracted from performance, as demand for inflation-protection fell, reflecting the central bank's decision to keep policy rates on hold.

                            DRAKE LOW DURATION FUND PERFORMANCE
                            AND STRATEGY IMPACT

                             For the six-month period from November 1, 2006, through April 30, 2007, the Drake Low Duration Fund ("Low Duration") returned 2.57% (net of fees and expenses) versus a return of 2.30% for its benchmark, the Merrill Lynch 1-3 Year US Treasury Index.

                             Over the six-month period, Low Duration maintained a short US duration position on the view that the market had overpriced the probability of a housing-led slowdown in the US economy. As part of the cash backing strategy of the index replication derivative exposures, a large component of the portfolio's market value was held in a basket of high quality structured products (with a defensive posture on home equity collateral). Alpha positions were concentrated outside the US in both fixed income and currency positions. Low Duration's non-US dollar bond allocations were diversified across Icelandic and Argentinean inflation-linked bonds, Danish mortgages, Mexican short-term swap instruments, and a short position in intermediate-term Japanese government bonds. Active currency positions were bearishly biased against the US dollar and were taken in both the Japanese yen and Swedish krona. At the end of December, exposure to the Swedish krona was reduced at a profit and rotated to the Norwegian kroner.

                             For the period, Low Duration benefited from a wide variety of strategies while themes in Japan and Iceland detracted from performance. Against a backdrop of strengthening economies and tightening monetary policy, the Swedish krona and Norwegian kroner positions generated strong positive returns for the fund. Additionally, holdings in a basket of high-quality, very short duration, structured products earned consistent positive returns each month.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

                             An allocation to short maturity high yield securities also contributed positively to Low Duration's performance due to security selection and broad spread compression across the sector. Over the six-month period, the short US duration position added modest profits, although the ten-year Treasury rally in February partially offset gains from the sell-off in December and January.

                             Within Japan, both the long position in the Japanese yen and the short duration position in the ten-year Japanese government bond were challenging. Specifically, the exposure to the Japanese yen suffered as the market continued to support the carry trade, driving the yen to depreciate approximately 2.2% versus the dollar over the period, while ten-year Japanese government bond yields remained range-bound and ended the period six bps lower. Finally, the allocation to Icelandic inflation-protected bonds detracted from performance, as demand for inflation-protection fell, reflecting the central bank's decision to keep policy rates on hold.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                            AS OF APRIL 30, 2007
                                                                     (UNAUDITED)

PORTFOLIO RISK EXPOSURE(1)
(PIE CHART)

ABS/CMBS                                                                          35
High Yield                                                                        11
Non-Dollar                                                                        11
Emerging Markets                                                                   1
Treasuries/Cash                                                                   13
Gov't Related                                                                      5
Mortgages                                                                         24
Corporate                                                                          1

PORTFOLIO SECTOR ALLOCATION(2)
(PIE CHART)

ABS                                                                               48
Non-USD                                                                            4
Short-Term Investments                                                             3
Mortgages                                                                         32
Corporate                                                                         13

PORTFOLIO SECTOR POSITIONS VS.
BENCHMARK DURATION CONTRIBUTION
(BAR CHART)

Treasuries/Cash                                                                     6
Gov't Related                                                                       3
Mortgages                                                                           2
Corporate                                                                         -13
ABS/CMBS                                                                            0
High Yield                                                                          2
Iceland                                                                             5
Japan                                                                              -7
Mexico                                                                              1
Emerging Markets                                                                    0

(1) Exposures inclusive of futures and mortgage TBAs.
(2) Portfolio sector allocation by market value.
SUMMARY PORTFOLIO
CHARACTERISTICS

--------------------------------------------------------------------
                                         LEHMAN
                           DRAKE        BROTHERS
                         PORTFOLIO    US AGGREGATE    DIFFERENCE
--------------------------------------------------------------------
 Duration                   4.18           4.49         -0.31
--------------------------------------------------------------------
 Convexity                 -0.49          -0.30         -0.19
--------------------------------------------------------------------
 Yield to Maturity          5.61           5.29          0.32
--------------------------------------------------------------------
 OAS                          72             45            27
--------------------------------------------------------------------
 Credit Quality            A+/A1        AA1/AA2
--------------------------------------------------------------------

Source: Drake Management & Lehman Brothers

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                            AS OF APRIL 30, 2007
                                                                     (UNAUDITED)

INVESTMENT THEMES
- Underweight investment grade credit, favoring beta adjusted credit exposure through high yield securities

- Icelandic and Argentinian inflation linked-bond allocations

- Currency positions in the Norwegian kroner and Japanese yen versus US dollar

- Allocation to Mexican two-year interest rate instruments

- Short duration Japanese government bonds
PERFORMANCE VS. BENCHMARK

-----------------------------------------------------------------------
                         FISCAL Q2      FISCAL YEAR        SINCE
                           2007*           2007*         INCEPTION*
-----------------------------------------------------------------------
 Drake Total Return
 Fund                      2.46%           2.68%           5.07%
-----------------------------------------------------------------------
 Lehman Brothers US
 Aggregate                 2.09%           2.64%           3.98%
-----------------------------------------------------------------------

To obtain performance information current to the most recent month end please call 1-866-372-5338.

GROWTH OF $5,000,000 SINCE INCEPTION
PERFORMANCE VS. BENCHMARK
(PERFORMANCE CHART)

                                                                  DRAKE TOTAL RETURN FUND          LEHMAN BROTHERS US AGGREGATE
                                                                  -----------------------          ----------------------------
4-Dec                                                                     5000000                            5000000
4-Dec                                                                     5010000                            5021500
5-Jan                                                                     5017520                            5053140
5-Feb                                                                     5024040                            5023320
5-Mar                                                                     5011480                            4997700
5-Apr                                                                     5070610                            5065170
5-May                                                                     5112190                            5119880
5-Jun                                                                     5152580                            5148040
5-Jul                                                                     5135580                            5101190
5-Aug                                                                     5184360                            5166480
5-Sep                                                                     5157820                            5113270
5-Oct                                                                     5133580                            5072820
5-Nov                                                                     5152060                            5095140
5-Dec                                                                     5200490                            5143540
6-Jan                                                                     5215050                            5143860
6-Feb                                                                     5236430                            5160830
6-Mar                                                                     5196630                            5110260
6-Apr                                                                     5206510                            5101060
6-May                                                                     5217960                            5095610
6-Jun                                                                     5244050                            5106420
6-Jul                                                                     5311180                            5175350
6-Aug                                                                     5390310                            5254540
6-Sep                                                                     5438830                            5300780
6-Oct                                                                     5466020                            5335760
6-Nov                                                                     5534890                            5397660
6-Dec                                                                     5498910                            5366350
7-Jan                                                                     5477470                            5364200
7-Feb                                                                     5573870                            5446810
7-Mar                                                                     5583900                            5446810
7-Apr                                                                     5611820                            5476220

* - The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if any applicable taxes were deducted. Fee waivers and expense reimbursements reduced expenses of the Fund and in the absence of such waiver or reimbursement, the performance quoted would be reduced. Annual net operating expenses for the Total Return Fund is 0.43%. Fee waivers and expense reimbursements by Drake Capital Management, LLC are made pursuant to contract with the Fund which expires on October 31, 2007, unless renewed. Without these fee waivers and expense reimbursements, the annualized gross expense ratio for the period ended April 30, 2007 would be 1.26%. Please see the prospectus for more information.

* - Data as of April 30, 2007. Drake Total Return Fund was incepted December 30, 2004. Net performance depicted after deduction of 0.43% for fees and expenses as calculated by the administrator, State Street Bank. Performance over one year is annualized. The Lehman Brothers US Aggregate Index (the "Index"), which has substantially similar composition to the portfolio, may be used for comparison purposes. The Index is an unmanaged index of investment grade, US dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index and the Index does not incur any fees and expenses. The chart assumes reinvestment of dividends and other earnings, where applicable.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                                            AS OF APRIL 30, 2007
                                                                     (UNAUDITED)

PORTFOLIO RISK EXPOSURE(1)
(PIE CHART)

US TREASURIES/CASH                MORTGAGES         CORPORATE         ABS/CMBS         HIGH YIELD          NON-USD
------------------                ---------         ---------         --------         ----------          -------
34                                    7                 3                34                 9                13

                                  EMERGING
US TREASURIES/CASH                 MARKETS
------------------                --------
34                                    1

PORTFOLIO SECTOR ALLOCATION(2)
(PIE CHART)

NON-USD                               SHORT-TERM INVESTMENTS           ABS                    MBS                 CORPORATE
-------                               ----------------------           ---                    ---                 ---------
4                                                3                      61                     16                     16

ASSET-BACKED SECURITIES BY SECTOR(3)
(PIE CHART)

OTHER ABS                        CREDIT CARD ABS     HOME EQUITY ABS        OTHER ABS        CREDIT CARD ABS     HOME EQUITY ABS
---------                        ---------------     ---------------        ---------        ---------------     ---------------
19                                      4                  16                   7                  27                  27

(1) Exposures inclusive of futures.
(2) Portfolio sector allocation by market value.
(3) Asset-Backed allocation by market value.
SUMMARY PORTFOLIO CHARACTERISTICS

---------------------------------------------------------------------
                                      MERRILL LYNCH
                                         1-3 YR
                           DRAKE       US TREASURY
                         PORTFOLIO        INDEX        DIFFERENCE
---------------------------------------------------------------------
 Duration                    1.70          1.65           0.05
---------------------------------------------------------------------
 Convexity                  -0.05          0.04          -0.09
---------------------------------------------------------------------
 Yield to Maturity           5.48          4.71           0.77
---------------------------------------------------------------------
 OAS                           46             0             46
---------------------------------------------------------------------
 Credit Quality           AA-/Aa3         Gov't
---------------------------------------------------------------------

Source: Drake Management & Merrill Lynch

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                                            AS OF APRIL 30, 2007
                                                                     (UNAUDITED)

INVESTMENT THEMES
- Significant allocation to ABS focusing on floating-rate issues
- Favor non-prepayment sensitive collateral Credit card allocation in highly liquid BBB-rated securities

- Allocation to higher-yielding seasoned CMOs
- Currency positions in the Japanese yen and Norwegian kroner versus the US dollar

- Short duration Japanese government bonds

- Allocation to Mexican two-year interest rate instruments
PERFORMANCE VS. BENCHMARK

-----------------------------------------------------------------------
                         FISCAL Q2      FISCAL YEAR        SINCE
                           2007*           2007*         INCEPTION*
-----------------------------------------------------------------------
 Drake Low Duration
 Fund                      1.86%           2.57%           4.80%
-----------------------------------------------------------------------
 Merrill Lynch 1-3 Yr
 Treasury                  1.55%           2.30%           3.61%
-----------------------------------------------------------------------

To obtain performance information current to the most recent month end please call 1-866-372-5338.

GROWTH OF $5,000,000 SINCE INCEPTION
PERFORMANCE VS. BENCHMARK
(PERFORMANCE CHART)

                                                                  DRAKE LOW DURATION FUND         MERRILL LYNCH 1-3 YR TREASURY
                                                                  -----------------------         -----------------------------
Apr-05                                                                     5000000                            5000000
                                                                           5009000                            5021000
Jun-05                                                                     5028034                            5030791
                                                                           5038090                            5016604
Aug-05                                                                     5060762                            5047707
                                                                           5061774                            5035189
Oct-05                                                                     5068860                            5034736
                                                                           5082546                            5050847
Dec-05                                                                     5106434                            5069535
                                                                           5125328                            5078660
Feb-06                                                                     5138654                            5082723
                                                                           5153556                            5089839
Apr-06                                                                     5181901                            5104599
                                                                           5201592                            5112358
Jun-06                                                                     5224999                            5121714
                                                                           5265754                            5159256
Aug-06                                                                     5306827                            5195371
                                                                           5333361                            5221867
Oct-06                                                                     5348828                            5241710
                                                                           5389479                            5268443
Dec-06                                                                     5387323                            5268443
                                                                           5386245                            5281087
Feb-07                                                                     5439031                            5323336
                                                                           5465138                            5343032
Apr-07                                                                     5486452                            5362267

* - The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if any applicable taxes were deducted. Fee waivers and expense reimbursements reduced expenses of the Fund and in the absence of such waiver or reimbursement, the performance quoted would be reduced. Annual net operating expenses for the Low Duration Fund is 0.43%. Fee waivers and expense reimbursements by Drake Capital Management, LLC are made pursuant to contract with the Fund which expires on October 31, 2007, unless renewed. Without these fee waivers and expense reimbursements, the annualized gross expense ratio for the period ended April 30, 2007 would be 1.50%. Please see the prospectus for more information.

* - Data as of April 30, 2007. Drake Low Duration Fund was incepted May 9, 2005. Net performance depicted after deduction of 0.43% for fees and expenses as calculated by the administrator, State Street Bank. Performance over one year is annualized. The Merrill Lynch 1-3 Year Treasury Index (the "Index"), which has substantially similar composition to the portfolio, may be used for comparison purposes. The Index is an unmanaged index of US Treasury debt having a maturity from one to three years. It is not possible to invest directly in the Index and the Index does not incur any fees and expenses. The chart assumes reinvestment of dividends and other earnings, where applicable.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                           4/30/2007 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
ASSET-BACKED SECURITIES - 64.53%
AUTOMOBILES - 1.45%
  Carmax Auto Owner Trust, Series 2004-1, Class D, 3.52%,
     11/15/2010                                                 $    75,731    $    74,748
  CPS Auto Trust, Series 2005-A, Class A2, 4.78%, 10/15/2011
     144A                                                           249,799        248,589
  New South Motor Vehicle Trust, Series 2002-A, Class A3,
     3.03%, 11/15/2010                                               51,659         51,230
                                                                               -----------
                                                                                   374,567
                                                                               -----------
CREDIT CARDS - 22.41%
  American Express Credit Account Master Trust:
     Series 2001-5, Class B, 5.77%, 11/15/2010+                     600,000        602,250
     Series 2004-1, Class B, 5.57%, 9/15/2011+                      400,000        401,312
  Bank One Issuance Trust:
     Series 2003-C1, Class C1, 4.54%, 9/15/2010                     182,000        180,493
     Series 2003-C2, Class C2, 6.46%, 12/15/2010+                   350,000        352,953
     Series 2003-C4, Class C4, 6.35%, 2/15/2011+                    194,000        195,698
     Chase Credit Card Master Trust, Series 2003-6, Class C,
       6.12%, 2/15/2011+                                            150,000        151,266
  Citibank Credit Card Issuance Trust:
     Series 2002-C3, Class C3, 6.495%, 12/15/2009+                  240,000        241,313
     Series 2003-C3, Class C3, 4.45%, 4/7/2010                      600,000        592,875
  Discover Card Master Trust I, Series 2001-1, Class B,
     5.87%, 7/15/2010+                                              526,000        527,890
  GE Capital Credit Card Master Note Trust:
     Series 2004-1, Class B, 5.62%, 6/15/2010+                      300,000        300,094
     Series 2004-1, Class C, 5.87%, 6/15/2010+                      600,000        600,281
  Household Affinity Credit Card Master Note Trust I, Series
     2003-1, Class C, 6.77%, 2/15/2010+                             650,000        656,195
  MBNA Credit Card Master Note Trust:
     Series 2003-C3, Class C3, 6.67%, 10/15/2010+                   600,000        606,750
     Series 2003-C1, Class C1, 7.02%, 6/15/2012+                    375,000        389,038
                                                                               -----------
                                                                                 5,798,408
                                                                               -----------
FINANCE - 0.16%
  Green Tree Financial Corp., Series 1994-1, Class A5,
     7.65%, 4/15/2019                                                41,165         42,700
                                                                               -----------
HOME EQUITY - 27.86%
  Advanta Mortgage Loan Trust, Series 2000-1, Class A7,
     5.55%, 6/25/2030+                                              150,135        150,182
  Amresco Residential Securities Mtg Loan Trust, Series
     1997-1, Class A8, 7.24%, 3/25/2027                              86,593         86,283
  BankBoston Home Equity Loan Trust, Series 1998-2, Class
     A7, 6.14%, 6/25/2013                                           265,894        265,493
  Bear Stearns Asset Backed Securities, Inc., Series 2000-1,
     Class AF, 8.02%, 3/25/2030                                     168,871        168,633

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2007 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
HOME EQUITY - CONTINUED
  Conseco Finance:
     Series 2001-C, Class A4, 6.19%, 3/15/2030                  $    32,033    $    32,042
     Series 2002-A, Class A5, 7.05%, 4/15/2032                      206,552        207,973
  Contimortgage Home Equity Loan Trust, Series 1997-5, Class
     A8, 5.62%, 3/15/2024+                                          174,710        174,683
  Credit Suisse First Boston Mortgage, Series 2001-HE8,
     Class A1, 6.49%, 2/25/2031                                     495,821        494,891
  Delta Funding Home Equity Loan Trust:
     Series 1995-2, Class A5, 7.10%, 1/25/2027                      131,086        130,759
     Series 1997-2, Class A6, 7.04%, 6/25/2027                       54,985         54,847
     Series 1997-1, Class A6, 7.21%, 4/25/2029                       12,463         12,434
     Series 1998-1, Class A6F, 6.52%, 5/25/2030                      79,108         78,885
  Equivantage Home Equity Loan Trust, Series 1997-2, Class
     A4, 7.50%, 7/25/2028                                             7,068          7,043
  FHLMC Structured Pass Through Securities, Series T-13,
     Class A7, 6.085%, 9/25/2029                                    116,090        116,036
  GE Capital Mortgage Services, Series 1998-HE2, Class A7,
     6.215%, 9/25/2028                                               35,224         35,090
  Home Equity Asset Trust, Series 2006-3, Class 2A1, 5.39%,
     7/25/2036+                                                     144,554        144,554
  IMC Home Equity Loan Trust, Series 1995-3, Class A5,
     7.50%, 4/25/2026                                               153,537        153,175
  JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1,
     4.951%, 11/25/2035                                             209,845        208,073
  Master Asset Backed Securities Trust, Series 2004 OPT2,
     Class A1, 5.67%, 9/25/2034+                                    264,164        264,742
  Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1,
     Class A2A, 5.68%, 6/25/2035+                                   951,066        954,336
  Morgan Stanley ABS Capital I, Series 2004-HE3, Class A4,
     5.72%, 3/25/2034+                                              133,727        134,083
  Morgan Stanley Dean Witter Capital I, Series 2002-NC3,
     Class A2, 5.88%, 8/25/2032+                                    133,757        133,799
  Morgan Stanley Home Equity Loans, Series 2006-3, Class A1,
     5.37%, 4/25/2036+                                               96,581         96,566
  Option One Mortgage Loan Trust:
     Series 2002-2, Class A, 5.86%, 6/25/2032+                      721,094        721,313
     Series 2002-3, Class A1, 5.82%, 8/25/2032+                      51,104         51,120
     Series 2003-1, Class A2, 5.74%, 2/25/2033+                     197,322        197,476
  Popular ABS Mortgage Pass-Through Trust, Series 2004-4,
     Class AF1, 5.57%, 9/25/2034+                                    50,869         50,884
  Provident Bank Home Equity Loan Trust, Series 2000-1,
     Class A2, 5.58%, 3/25/2030+                                    230,334        230,370

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2007 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
HOME EQUITY - CONTINUED
  Residential Asset Securities Corp.:
     Series 2001-KS1, Class AI6, 6.349%, 3/25/2032              $   722,604    $   720,684
     Series 2002-KS2, Class AI5, 6.779%, 4/25/2032                  532,692        538,685
  Residential Funding Mortgage Securities II, Inc.:
     Series 1999-HI8, Class AI7, 7.97%, 11/25/2029                   34,461         34,331
     Series 2001-HS2, Class A5, 7.42%, 4/25/2031+                   401,274        400,522
  Salomon Brothers Mortgage Securities VII, Series 1998-NC3,
     Class A5, 6.93%, 8/25/2028                                     139,449        139,145
  Saxon Asset Securities Trust, Series 2002-2, Class AV,
     5.58%, 8/25/2032+                                               20,232         20,235
                                                                               -----------
                                                                                 7,209,367
                                                                               -----------
RESIDENTIAL MORTGAGES - 12.65%
  Ameriquest Mortgage Securities, Inc., Series 2005-R7,
     Class A2C, 5.58%, 9/25/2035+                                   938,516        939,397
  Amortizing Residential Collateral Trust, Series 2002-BC2,
     Class A, 5.63%, 5/25/2032+                                     644,161        644,563
  Countrywide Asset-Backed Certificates:
     Series 2001-RBC3, Class A, 5.80%, 12/25/2031+                  138,493        138,536
     Series 2002-RRBC1, Class A, 5.98%, 4/25/2032+                  251,827        251,906
  First Franklin Mortgage Loan Asset Backed Certificates:
     Series 2001-FF2, Class A1, 5.94%, 11/25/2031+                  263,620        263,702
     Series 2004-FF5, Class A1, 5.68%, 8/25/2034+                   466,542        467,708
  First Franklin Mortgage Loan Trust, Series 2004-FF10,
     Class A2, 5.72%, 12/25/2032+                                    12,149         12,157
  FNMA, Series 2001-W2, Class AF6, 6.589%, 10/25/2031               153,304        152,921
  Residential Asset Mortgage Products, Inc.:
     Series 2002-S4, Class AI5, 6.163%, 8/25/2032+                   93,611         93,333
     Series 2005-Z3, Class A1, 5.45%, 9/25/2035+                    310,681        310,633
                                                                               -----------
                                                                                 3,274,856
                                                                               -----------
     TOTAL ASSET-BACKED SECURITIES - (COST $16,745,352)                         16,699,898
                                                                               -----------
CORPORATE BONDS & NOTES - 17.46%
AUTOMOTIVE - 0.97%
  General Motors Acceptance Corp., 6.125%, 1/22/2008                250,000        249,680
                                                                               -----------
CABLE TV - 1.57%
  CSC Holdings, Inc., 7.875%, 12/15/2007                            400,000        406,000
                                                                               -----------
CHEMICALS - 1.02%
  Equistar Chemicals LP/Equistar Funding Corp., 10.625%,
     5/1/2011                                                       250,000        265,000
                                                                               -----------

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2007 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
CONTAINERS - METAL/GLASS - 2.00%
  Owens-Brockway Glass Container, Inc., 8.75%, 11/15/2012       $   250,000    $   264,688
  Owens-Illinois, Inc., 7.35%, 5/15/2008                            250,000        253,750
                                                                               -----------
                                                                                   518,438
                                                                               -----------
ENTERTAINMENT/LEISURE - 3.03%
  Caesars Entertainment, Inc., 7.00%, 4/15/2013                     250,000        266,262
  MGM Mirage, Inc., 9.75%, 6/1/2007                                 250,000        250,938
  Universal City Development Partners, Ltd., 11.75%,
     4/1/2010                                                       250,000        266,875
                                                                               -----------
                                                                                   784,075
                                                                               -----------
FINANCE - 0.70%
  Ucar Finance, Inc., Guaranteed Senior Note, 10.25%,
     2/15/2012                                                      172,000        181,030
                                                                               -----------
FOOD PRODUCTS - 1.01%
  Pilgrim's Pride Corp., 9.625%, 9/15/2011                          250,000        261,875
                                                                               -----------
MACHINERY - 1.02%
  Case New Holland, Inc., 9.25%, 8/1/2011                           250,000        264,062
                                                                               -----------
OIL COMPANY - EXPLORATION & PRODUCTION - 1.02%
  Cimarex Energy Co., 9.60%, 3/15/2012                              250,000        262,625
                                                                               -----------
PROPERTY/CASUALTY INSURANCE - 1.07%
  Crum & Forster Holdings Corp., 10.375%, 6/15/2013                 250,000        275,495
                                                                               -----------
RADIO - 1.00%
  Radio One, Inc., Series B, 8.875%, 7/1/2011                       250,000        259,375
                                                                               -----------
STEEL-PRODUCERS - 0.44%
  Chaparral Steel Co., 10.00%, 7/15/2013                            100,000        112,375
                                                                               -----------
TELECOMMUNICATIONS - 0.99%
  Nextel Communications, Inc., 6.875%, 10/31/2013                   250,000        257,166
                                                                               -----------
UTILITIES - 1.62%
  Elwood Energy LLC, 8.159%, 7/5/2026                               196,662        209,173
  Reliant Energy, Inc., 9.25%, 7/15/2010                            200,000        210,750
                                                                               -----------
                                                                                   419,923
                                                                               -----------
     TOTAL CORPORATE BONDS & NOTES - (COST $4,500,509)                           4,517,119
                                                                               -----------
MORTGAGE-BACKED SECURITIES - 43.32%
  Chase Mortgage Finance Corp., 5.471%, Series 2005-A2,
     Class 3A3, 1/25/2036                                           300,085        299,204
  FHLMC, 5.72%, Series 3196, Class FD, 4/15/2032+                   424,140        424,182
  FHLMC, 5.50%, May 2007 15 Year TBA(+)                           2,000,000      2,002,500
  FNMA, 5.52%, Series 2007-2, Class FA, 2/25/2037+                  465,983        464,652
  FNMA PAC, 6.50%, Series 1994-1, Class PJ, 9/25/2023               107,993        108,043
  FNMA, 5.50%, June 2007 30 Year TBA(+)                           1,290,000      1,275,488

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2007 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
MORTGAGE-BACKED SECURITIES - CONTINUED
  FNMA, 5.50%, May 2007 30 Year TBA(+)                          $ 4,450,000    $ 4,400,285
  FNMA, 6.00%, May 2007 30 Year TBA(+)                            1,650,000      1,662,375
  Structured Asset Securities Corp., 5.84%, Series 1998-8,
     Class A3, 8/25/2028+                                           237,266        237,318
  Structured Asset Securities Corp., 4.00%, Series 2003-21,
     Class 2A1, 8/25/2033                                           342,906        337,534
                                                                               -----------
     TOTAL MORTGAGE-BACKED SECURITIES - (COST $11,215,621)                      11,211,581
                                                                               -----------
FOREIGN BONDS & NOTES++ - 4.92%
ARGENTINA - 0.06%
  GOVERNMENT - 0.06%
     Argentina Bocon, Series PR12, 2.00%, 1/3/2016+                  22,865         14,761
                                                                               -----------
BRAZIL - 0.81%
  FOOD PRODUCTS - 0.81%
  JBS SA, 9.375%, 2/7/2011                                          200,000        211,000
                                                                               -----------
ICELAND - 3.57%
  SOVEREIGN AGENCY - 3.57%
  Housing Finance Fund, Series 2, 3.75%, 4/15/2034               64,450,329        923,806
                                                                               -----------
NIGERIA - 0.48%
  COMMERCIAL BANKS NON-US - 0.48%
     FBN Capital Finance Co., 9.75%, 3/30/2017+                     125,000        123,613
                                                                               -----------
     TOTAL FOREIGN BONDS & NOTES - (COST $1,328,597)                             1,273,180
                                                                               -----------
SHORT-TERM INVESTMENTS - 4.12%
  State Street Euro Dollar Time Deposit, 4.60%, 02/01/2007        1,066,000      1,066,000
                                                                               -----------
TOTAL INVESTMENTS - 134.35% - (COST $34,856,079)**                              34,767,778
LIABILITIES IN EXCESS OF OTHER ASSETS - (34.35)%                                (8,889,597)
                                                                               -----------
NET ASSETS - 100.00%                                                           $25,878,181
                                                                               ===========

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2007 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF APRIL 30, 2007:

                                                                                 UNREALIZED
                                                                                APPRECIATION
                        DESCRIPTION                              NOTIONAL      (DEPRECIATION)
                        -----------                           --------------   --------------
Receive fixed rate equal to 4.55% and pay floating rate
based on 3-month LIBOR.
Broker: Morgan Stanley
Exp. 9/7/2014                                                 $    1,000,000      $(30,448)
Receive fixed rate equal to 4.975% and pay floating rate
based on a 3-month LIBOR.
Broker: Morgan Stanley
Exp. 9/7/2019                                                 $    1,000,000       (22,496)
Receive fixed rate equal to 8.11% and pay floating rate
based on 28 day MXN-TIIE-BANXICO.
Broker: Lehman Brothers
Exp. 8/24/2007                                                MXN 52,800,000         4,747
Receive fixed rate equal to 5.375% and pay floating rate
based on a 3-month LIBOR.
Broker: Lehman Brothers
Exp. 2/13/2022                                                $      500,000         3,906
Sell protection on Umbrella Acquisition - UVN 9.75%,
3/15/2015 and receive fixed rate equal to 1.25%.
Broker: Lehman Brothers
Exp. 6/20/2008                                                $    1,000,000           976
                                                                                  --------
                                                                                  $(43,315)
                                                                                  ========

OPEN LONG FUTURES CONTRACTS AS OF APRIL 30, 2007:

 NUMBER                                                                           UNREALIZED
   OF                                                             NOTIONAL       APPRECIATION
CONTRACTS                     DESCRIPTION                         (000'S)       (DEPRECIATION)
---------                     -----------                      --------------   --------------
    9      U S Treasury Note 2-Year Futures, June 07           $        1,800      $  2,657
   16      U S Treasury Note 5-Year Futures, June 07                    1,600         5,723
   24      U S Treasury Note 10-Year Futures, June 07                   2,400         8,022
   15      U S Treasury Bond Futures, June 07                           1,500        (6,002)
                                                               --------------      --------
                                                               $        7,300      $ 10,400
                                                               ==============      ========

OPEN SHORT FUTURES CONTRACTS AS OF APRIL 30, 2007:

 NUMBER
   OF                                                             NOTIONAL        UNREALIZED
CONTRACTS                     DESCRIPTION                         (000'S)        DEPRECIATION
---------                     -----------                      --------------   --------------
    2      Japan Government Bond 10 Year Futures, June 07      JPY   (200,000)     $ (6,533)
                                                               --------------      --------

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2007 (UNAUDITED)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF APRIL 30, 2007:

                                                                                             UNREALIZED
                                             CONTRACT VALUE   CURRENT VALUE   EXPIRATION    APPRECIATION
FOREIGN CURRENCY PURCHASED  FOREIGN AMOUNT        USD              USD           DATE      (DEPRECIATION)
--------------------------  --------------   --------------   -------------   ----------   --------------
JPY                          245,000,000       $2,070,341      $2,058,333      May-2007       $(12,008)
NOK                            4,715,000          789,782         793,525      May-2007          3,743
                                               ----------      ----------                     --------
                                               $2,860,123      $2,851,858                       (8,265)
                                               ==========      ==========                     ========

                                          CONTRACT VALUE   CURRENT VALUE   EXPIRATION     UNREALIZED
FOREIGN CURRENCY SOLD    FOREIGN AMOUNT        USD              USD           DATE       DEPRECIATION
---------------------    --------------   --------------   -------------   ----------   --------------
ISK                        58,298,000        $898,274        $902,798       May-2007       $(4,524)
                                             --------        --------                      -------

FOOTNOTES AND ABBREVIATIONS:
144A        Securities that may be resold to "qualified institutional buyers"
            under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. Unless otherwise indicated, these securities are not considered to be illiquid.
+           Variable rate security. Interest rate shown reflects the rate in effect at 4/30/2007.
(+)         Security is subject to delayed settlement.
++          Unless otherwise indicated, all securities are denominated in currency of issuer's country of origin.
**          All or a portion of this portfolio is segregated for securities sold short, futures, swaps and TBAs.
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
LIBOR       London Interbank Offering Rate
PAC         Planned Amortization Class
TBA         To Be Announced
MXN TIIE-
BANXICO     Mexican Interbank Equilibrium Interest Rate on the reset date as published by Banco de Mexico.
MXN         Mexican Peso
JPY         Japanese Yen
NOK         Norwegian Krona
ISK         Iceland Krona

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                           4/30/2007 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
ASSET-BACKED SECURITIES - 60.92%
AUTOMOBILES - 0.17%
  New South Motor Vehicle Trust, Series 2002-A, Class A3,
     3.03%, 11/15/2010                                          $    34,439    $    34,153
                                                                               -----------
CREDIT CARDS - 19.87%
  American Express Credit Account Master Trust, Series
     2004-1, Class B, 5.57%, 9/15/2011+                             500,000        501,641
  Bank One Issuance Trust:
     Series 2003-C2, Class C2, 6.46%, 12/15/2010+                   362,000        365,054
     Series 2004-C1, Class C1, 5.82%, 11/15/2011+                   100,000        100,469
  Chase Credit Card Master Trust, Series 2003-6, Class C,
     6.12%, 2/15/2011+                                              125,000        126,055
  Citibank Credit Card Issuance Trust, Series 2002-C3, Class
     C3, 6.495%, 12/15/2009+                                        480,000        482,625
  Discover Card Master Trust I, Series 2002-2, Class B,
     5.45%, 10/15/2009                                              500,000        500,000
  GE Capital Credit Card Master Note Trust:
     Series 2004-1, Class C, 5.87%, 6/15/2010+                      400,000        400,187
     Series 2004-2, Class B, 5.58%, 9/15/2010+                      850,000        850,664
  MBNA Credit Card Master Note Trust, Series 2003-C1, Class
     C1, 7.02%, 6/15/2012+                                          715,000        741,766
                                                                               -----------
                                                                                 4,068,461
                                                                               -----------
HOME EQUITY - 30.53%
  Ameriquest Mortgage Securities, Inc., Series 2003-6, Class
     M1, 6.08%, 5/25/2033+                                          291,273        292,619
  Amortizing Residential Collateral Trust, Series 2002-BC3,
     Class A, 5.65%, 6/25/2032+                                     296,549        297,059
  Asset Backed Funding Certificates:
     Series 2001-AQ1, Class A6, 6.249%, 11/20/2030                  359,839        359,108
     Series 2005-HE1, Class A3B, 5.49%, 12/25/2034+                  44,634         44,634
  Contimortgage Home Equity Trust:
     Series 1997-2, Class A9, 7.09%, 4/15/2028                       76,663         76,615
     Series 1998-1, Class A9, 5.68%, 4/15/2029+                     143,958        143,981
  GE Capital Mortgage Services, Inc.:
     Series 1998-HE1, Class A7, 6.465%, 6/25/2028                    76,826         77,490
     Series 1999-HE1, Class A6, 6.70%, 4/25/2029                    121,151        120,715
  Home Equity Asset Trust, Series 2006-3, Class 2A1, 5.39%,
     7/25/2036+                                                      79,208         79,208
  Home Loan Trust, Series 2000-1, Class A2, 5.62%,
     4/15/2031+                                                     435,130        436,014
  IMC Home Equity Loan Trust, Series 1998-1, Class A6,
     7.02%, 6/20/2029                                                10,103         10,083
  JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1,
     4.951%, 11/25/2035                                             257,705        255,528
  Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1,
     Class A2A, 5.68%, 6/25/2035+                                   778,145        780,820

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2007 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
HOME EQUITY - CONTINUED
  Morgan Stanley ABS Capital I, Series 2004-HE3, Class A4,
     5.72%, 3/25/2034+                                          $   133,727    $   134,083
  Option One Mortgage Loan Trust:
     Series 2002-2, Class A, 5.86%, 6/25/2032+                      479,132        479,277
     Series 2002-3, Class A1, 5.82%, 8/25/2032+                     306,622        306,718
     Series 2003-1, Class A2, 5.74%, 2/25/2033+                      57,618         57,663
  Popular ABS Mortgage Pass-Through Trust, Series 2004-4,
     Class AF1, 5.57%, 9/25/2034+                                    50,868         50,884
  Renaissance Home Equity Loan Trust, Series 2004-3, Class
     AV1, 5.74%, 11/25/2034+                                        272,341        273,575
  Residential Asset Securities Corp.:
     Series 2001-KS1, Class AI6, 6.349%, 3/25/2032                  722,604        720,684
     Series 2002-KS2, Class AI5, 6.779%, 4/25/2032                  532,692        538,685
     Series 2004-KS7, Class A2B3, 5.76%, 8/25/2034+                 500,000        502,187
  Residential Funding Mortgage Securities II, Inc., Series
     2001-HS2, Class A5, 7.42%, 4/25/2031                           214,968        214,565
                                                                               -----------
                                                                                 6,252,195
                                                                               -----------
RESIDENTIAL MORTGAGES - 10.35%
  Ameriquest Mortgage Securities, Inc., Series 2005-R7,
     Class A2C, 5.58%, 9/25/2035+                                   469,258        469,698
  Amortizing Residential Collateral Trust:
     Series 2001-BC5, Class A2, 5.56%, 8/25/2031+                    30,796         30,806
     Series 2001-BC6, Class A, 5.67%, 10/25/2031+                    70,077         70,088
     Series 2002-BC2, Class A, 5.63%, 5/25/2032+                    257,664        257,825
  Countrywide Asset-Backed Certificates, Series 2001-BC3,
     Class A, 5.80%, 12/25/2031+                                    138,493        138,536
  First Franklin Mortgage Loan Asset Backed Certificates,
     Series 2004-FF5, Class A1, 5.68%, 8/25/2034+                   311,028        311,806
  Residential Asset Mortgage Products, Inc., Series
     2005-RZ3, Class A1, 5.45%, 9/25/2035+                          291,720        291,674
  Saxon Asset Securities Trust, Series 2004-2, Class AF2,
     4.15%, 8/25/2035                                                50,224         49,941
  Soundview Home Equity Loan Trust, Series 2005-OPT3, Class
     A4, 5.62%, 11/25/2035+                                         500,000        499,688
                                                                               -----------
                                                                                 2,120,062
                                                                               -----------
     TOTAL ASSET-BACKED SECURITIES - (COST $12,489,295)                         12,474,871
                                                                               -----------
CORPORATE BONDS & NOTES - 15.97%
CABLE TV - 0.99%
  CSC Holdings, Inc., 7.875%, 12/15/2007                            200,000        203,000
                                                                               -----------
CONTAINERS - METAL/GLASS - 1.94%
  Owens-Brockway Glass Container, Inc., 8.75%, 11/15/2012           375,000        397,031
                                                                               -----------

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2007 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 1.02%
  Chemed Corp., 8.75%, 2/24/2011                                $   200,000    $   208,750
                                                                               -----------
ENTERTAINMENT/LEISURE - 2.53%
  Caesars Entertainment, Inc., 7.00%, 4/15/2013                     250,000        266,262
  MGM Mirage, Inc., 9.75%, 6/1/2007                                 250,000        250,938
                                                                               -----------
                                                                                   517,200
                                                                               -----------
HOME EQUITY - 4.89%
  Residential Capital Corp., NT, 6.725%, 6/29/2007+               1,000,000      1,001,257
                                                                               -----------
MACHINERY - 1.29%
  Case New Holland, Inc., 9.25%, 8/1/2011                           250,000        264,062
                                                                               -----------
PRINTING - COMMERCIAL - 1.22%
  Valassis Communications, Inc., 6.625%, 1/15/2009                  250,000        250,313
                                                                               -----------
STEEL-PRODUCERS - 0.55%
  Chaparral Steel Co., 10.00%, 7/15/2013                            100,000        112,375
                                                                               -----------
UTILITIES - 1.54%
  Reliant Energy, Inc., 9.25%, 7/15/2010                            300,000        316,125
                                                                               -----------
     TOTAL CORPORATE BONDS & NOTES - (COST $3,266,094)                           3,270,113
                                                                               -----------
MORTGAGE-BACKED SECURITIES - 16.11%
  Banc of America Funding Corp., Series 2003-1, Class A1,
     6.00%, 5/20/2033                                               280,709        280,671
  Chase Mortgage Finance Corp., Series 2005-A2, Class 3A3,
     5.471%, 1/25/2036                                              826,004        823,580
  FNMA, Series 2001-W2, Class AF6, 6.589%, 10/25/2031               809,955        807,930
  FNMA, Series 2007-2, Class FA, 5.52%, 2/25/2037+                  465,983        464,652
  Residential Accredited Loans, Inc., Series 2004-QS5, Class
     A5, 4.75%, 4/25/2034                                           259,314        253,376
  Structured Asset Securities Corp., Series 1998-2, Class A,
     5.84%, 2/25/2028+                                              330,043        330,811
  Structured Asset Securities Corp., Series 2003-21, Class
     2A1, 4.00%, 8/25/2033                                          342,906        337,534
                                                                               -----------
                                                                                 3,298,554
     TOTAL MORTGAGE-BACKED SECURITIES - (COST $3,307,869)                        3,298,554
                                                                               -----------
FOREIGN BONDS & NOTES++ - 4.21%
ARGENTINA - 0.07%
  GOVERNMENT - 0.07%
     Argentina Bocon, Series PR12, 2.00%, 1/3/2016+                  22,865         14,761
                                                                               -----------

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2007 (UNAUDITED)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT          VALUE
                                                                -----------    -----------
BERMUDA - 0.60%
  TELECOMMUNICATIONS - 0.60%
     Intelsat Ltd., Senior Note, 5.25%, 11/1/2008(a)            $   125,000    $   123,281
                                                                               -----------
ICELAND - 3.54%
  SOVEREIGN AGENCY - 3.54%
     Housing Finance Fund, Series 2, 3.75%, 4/15/2034            50,486,092        723,649
                                                                               -----------
     TOTAL FOREIGN BONDS & NOTES - (COST $903,043)                                 861,691
                                                                               -----------
SHORT-TERM INVESTMENTS - 3.18%
  State Street Euro Dollar Time Deposit, 4.60%, 05/01/2007          652,000        652,000
                                                                               -----------
TOTAL INVESTMENTS - 100.39% - (COST $20,618,301)**                              20,557,229
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.39)%                                    (80,028)
                                                                               -----------
NET ASSETS - 100.00%                                                           $20,477,201
                                                                               ===========

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2007 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF APRIL 30, 2007:

                                                                                 UNREALIZED
                        DESCRIPTION                              NOTIONAL       APPRECIATION
                        -----------                           --------------   --------------
Receive fixed rate equal to 8.11% and pay floating rate
based on 28 day MXN-TIIE-BANXICO.                             MXN 43,200,000      $ 3,884
Broker: Lehman Brothers
Exp. 8/24/2007
Sell protection on Umbrella Acquisition -- UVN 9.75%,
3/15/2015 and receive fixed rate equal to 1.25%.              $    1,000,000          976
Broker: Lehman Brothers
Exp. 6/20/2008
                                                                                  -------
                                                                                  $ 4,860
                                                                                  =======

OPEN LONG FUTURES CONTRACTS AS OF APRIL 30, 2007:

 NUMBER
   OF                                                             NOTIONAL        UNREALIZED
CONTRACTS                     DESCRIPTION                         (000'S)        APPRECIATION
---------                     -----------                      --------------   --------------
   76      U S Treasury Note 2-Year Futures, June 07           $       15,200      $22,435
                                                               --------------      -------

OPEN SHORT FUTURES CONTRACTS AS OF APRIL 30, 2007:

 NUMBER
   OF                                                             NOTIONAL        UNREALIZED
CONTRACTS                     DESCRIPTION                         (000'S)        DEPRECIATION
---------                     -----------                      --------------   --------------
    1      Japan Government Bond 10 Year Futures, June 07      JPY   (100,000)     $(3,266)
   13      U S Treasury Note 10-Year Futures, June 07          $       (1,300)      (4,084)
                                                               --------------      -------
                                                                                   $(7,350)
                                                                                   =======

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2007 (UNAUDITED)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF APRIL 30, 2007:

                                                                                             UNREALIZED
                                             CONTRACT VALUE   CURRENT VALUE   EXPIRATION    APPRECIATION
FOREIGN CURRENCY PURCHASED  FOREIGN AMOUNT        USD              USD           DATE      (DEPRECIATION)
--------------------------  --------------   --------------   -------------   ----------   --------------
JPY                          174,000,000       $1,470,364      $1,461,836      May-2007       $(8,528)
NOK                            3,855,000          645,729         648,789      May-2007         3,060
                                               ----------      ----------                     -------
                                               $2,116,093      $2,110,625                     $(5,468)
                                               ==========      ==========                     =======

                                             CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
FOREIGN CURRENCY PURCHASED  FOREIGN AMOUNT        USD              USD           DATE      DEPRECIATION
--------------------------  --------------   --------------   -------------   ----------   ------------
ISK                           45,760,000        $705,085        $708,636       May-2007      $(3,551)
                                                --------        --------                     -------

FOOTNOTES AND ABBREVIATIONS:
+           Variable rate security. Interest rate shown reflects the rate in effect at 4/30/2007.
FNMA        Federal National Mortgage Association
++          Unless otherwise indicated, principal amount of all securities are denominated in currency of issuer's country of origin.
(a)         Denominated in U.S. Dollar.
**          All or a portion of this portfolio is segregated for forwards, futures and swaps.
MXN TIIE-
BANXICO     Mexican Interbank Equilibrium Interest Rate on the reset date as published by Banco de Mexico.
MXN         Mexican Peso.
JPY         Japanese Yen.
NOK         Norwegian Krona.
ISK         Iceland Krona.

See Notes to Financial Statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                                      APRIL 30, 2007 (UNAUDITED)

                                                                 DRAKE          DRAKE
                                                              TOTAL RETURN   LOW DURATION
                                                                  FUND           FUND
                                                              ------------   ------------
ASSETS
  Investments in securities, at value
     (Cost $34,856,079, and $20,618,301 respectively)         $34,767,778    $20,557,229
  Cash                                                                 --            574
  Cash collateral held at broker for open futures contracts,
     earning interest at 4.52%                                    403,937        187,342
  Foreign currency at value (Cost $23,190, and $19,027,
     respectively)                                                 23,284         19,104
  Unrealized appreciation on forward currency contracts             3,743          3,060
  Unrealized appreciation on interest rate swaps                    9,629          4,860
  Interest receivable                                             183,091        115,567
  Receivable from investment adviser                               11,731         12,459
  Variation margin receivable                                      12,961             --
  Prepaid expenses and other assets                                 1,030          2,359
                                                              -----------    -----------
     TOTAL ASSETS                                              35,417,184     20,902,554
                                                              -----------    -----------
LIABILITIES
  Payable for investments purchased                             9,362,395        323,623
  Payable to custodian bank                                        15,327             --
  Variation margin payable                                             --          1,265
  Unrealized depreciation on forward currency contracts            16,532         12,079
  Trustees' fees payable                                            2,292          3,279
  Income distribution payable                                       5,190             --
  Unrealized depreciation on interest rate swaps                   52,944             --
  Other accrued expenses payable                                   84,323         85,107
                                                              -----------    -----------
     TOTAL LIABILITIES                                          9,539,003        425,353
                                                              -----------    -----------
NET ASSETS                                                     25,878,181     20,477,201
                                                              ===========    ===========
COMPOSITION OF NET ASSETS
  Capital stock, $0.001 par value                                   2,561          2,067
  Paid-in capital                                              26,075,301     20,719,477
  Undistributed net investment loss                               (25,405)       (20,022)
  Accumulated net realized loss on investments, futures
     transactions, securities sold short, foreign currency
     transactions and swap contracts                              (33,851)      (174,266)
  Net unrealized depreciation from investments, futures
     transactions, foreign currency transactions and swap
     contracts                                                   (140,425)       (50,055)
                                                              -----------    -----------
NET ASSETS                                                    $25,878,181    $20,477,201
                                                              ===========    ===========
SHARES OUTSTANDING                                              2,560,810      2,066,877
                                                              -----------    -----------
NET ASSET VALUE PER SHARE                                     $     10.11    $      9.91
                                                              ===========    ===========

See Notes to Financial Statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                        STATEMENTS OF OPERATIONS
                                         PERIOD ENDED APRIL 30, 2007 (UNAUDITED)

                                                                 DRAKE          DRAKE
                                                              TOTAL RETURN   LOW DURATION
                                                                  FUND           FUND
                                                              ------------   ------------
INVESTMENT INCOME
  Interest                                                     $ 749,537      $ 601,098
                                                               ---------      ---------
     TOTAL INVESTMENT INCOME                                     749,537        601,098
                                                               ---------      ---------
EXPENSES
  Custodian fees                                                  36,972         33,778
  Administration fees                                             34,240         34,240
  Investment advisory fees                                        30,912         25,043
  Audit fees                                                      20,665         20,596
  Transfer agent fees                                             12,271         12,396
  Printing fees                                                    8,099         10,148
  Trustees' fees                                                   5,431          6,418
  Legal fees                                                       2,077          3,083
  Insurance expense                                                1,969          1,761
  Registration fees                                                1,960          1,445
  Miscellaneous expense                                              748          1,218
                                                               ---------      ---------
     TOTAL GROSS EXPENSES                                        155,344        150,126
  Expenses reimbursed by Investment Advisor                     (102,175)      (107,052)
                                                               ---------      ---------
     TOTAL NET EXPENSES                                           53,169         43,074
                                                               ---------      ---------
NET INVESTMENT INCOME                                            696,368        558,024
                                                               ---------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
     Investments                                                  52,867         33,807
     Futures contracts                                            61,409        (23,987)
     Foreign currency transactions                               (25,602)       (18,382)
  Net change in unrealized appreciation (depreciation) of:
     Investments                                                  53,625         25,871
     Futures contracts                                          (106,898)       (11,705)
     Swaps                                                       (15,000)       (13,863)
     Foreign currency transactions                               (61,762)       (49,345)
                                                               ---------      ---------
  Net realized and unrealized loss                               (41,361)       (57,604)
                                                               ---------      ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $ 655,007      $ 500,420
                                                               =========      =========

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED    YEAR ENDED
                                                               APRIL 30,     OCTOBER 31,
                                                                  2007           2006
                                                              ------------   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                       $   696,368    $ 1,274,681
  Net realized gain (loss) from investments, futures
     contracts, securities sold short, foreign currency
     transactions and swap contracts                               88,674       (111,857)
  Net change in unrealized appreciation (depreciation) from
     investments, futures contracts, securities sold short,
     foreign currency transactions and swap contracts            (130,035)       321,246
                                                              -----------    -----------
  Net increase in net assets resulting from operations            655,007      1,484,070
                                                              -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (743,701)    (1,387,161)
  Net realized gains                                              (40,986)      (113,003)
                                                              -----------    -----------
     Net decrease in net assets resulting from dividends and
       distributions                                             (784,687)    (1,500,164)
                                                              -----------    -----------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from sale of shares                                725,000      6,544,636
  Reinvestment of dividends paid to shareholders                  751,865      1,443,471
  Net asset value of shares redeemed                                   --     (5,484,073)
                                                              -----------    -----------
     Net increase in net assets resulting from capital share
       transactions                                             1,476,865      2,504,034
                                                              -----------    -----------
  Net increase in net assets                                    1,347,185      2,487,940
NET ASSETS
  Beginning of period                                          24,530,996     22,043,056
                                                              -----------    -----------
  End of period (including undistributed/(distributions in
     excess) of net investment income of $(25,405) and
     $21,928, respectively)                                   $25,878,181    $24,530,996
                                                              ===========    ===========
CHANGE IN CAPITAL SHARES
  Shares sold                                                      71,314        642,844
  Shares issued in reinvestment of dividends to shareholders       74,333        142,890
  Shares redeemed                                                      --       (538,239)
                                                              -----------    -----------
     Net change in share balance                                  145,647        247,495
                                                              -----------    -----------

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED    YEAR ENDED
                                                               APRIL 30,     OCTOBER 31,
                                                                  2007           2006
                                                              ------------   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                       $   558,024    $  1,011,555
  Net realized loss from investments, futures contracts,
     foreign currency transactions and swap contracts              (8,562)        (54,155)
  Net change in unrealized appreciation (depreciation) from
     investments, futures contracts, foreign currency
     transactions and swap contracts                              (49,042)         93,536
                                                              -----------    ------------
  Net increase in net assets resulting from operations            500,420       1,050,936
                                                              -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (593,329)     (1,071,212)
                                                              -----------    ------------
     Net decrease in net assets resulting from dividends         (593,329)     (1,071,212)
                                                              -----------    ------------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from sale of shares                                     --       1,089,437
  Reinvestment of dividends paid to shareholders                  593,329       1,071,211
  Net asset value of shares redeemed                                   --     (10,000,000)
                                                              -----------    ------------
     Net increase in net assets resulting from capital share
       transactions                                               593,329      (7,839,352)
                                                              -----------    ------------
  Net increase in net assets                                      500,420      (7,859,628)
NET ASSETS
  Beginning of period                                          19,976,781      27,836,409
                                                              -----------    ------------
  End of period (including undistributed/(distributions in
     excess) of net investment income of ($20,022) and
     $15,283, respectively)                                   $20,477,201    $ 19,976,781
                                                              ===========    ============
CHANGE IN CAPITAL SHARES
  Shares sold                                                          --         109,272
  Shares issued in Reinvestment of dividends to shareholders       59,826         107,533
  Shares redeemed                                                      --      (1,003,009)
                                                              -----------    ------------
     Net change in share balance                                   59,826        (786,204)
                                                              -----------    ------------

See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS

The financial highlights table is limited to help you understand the Fund's financials performance since inception on December 30, 2004. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends.)

                                                   FOR THE        FOR THE        FOR THE
                                                 PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                  APRIL 30,     OCTOBER 31,    OCTOBER 31,
                                                     2007           2006          2005*
                                                 ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period             $ 10.16        $ 10.17        $ 10.23
                                                   -------        -------        -------
  Net investment income                               0.28           0.54           0.31
  Net realized and unrealized gain (loss) on
     investments, futures contracts, securities
     sold short, foreign currency transactions
     and swaps                                       (0.01)          0.09          (0.04)
                                                   -------        -------        -------
  Total from investment operations                    0.27           0.63           0.27
                                                   -------        -------        -------
  Less: Dividends from net investment income         (0.30)         (0.59)         (0.33)
  Less: Distributions from net realized gains        (0.02)         (0.05)            --
                                                   -------        -------        -------
     Total dividends and distributions               (0.32)         (0.64)         (0.33)
                                                   -------        -------        -------
Net asset value, end of period                     $ 10.11        $ 10.16        $ 10.17
                                                   =======        =======        =======
TOTAL RETURN                                          2.68%**        6.48%          2.66%**
                                                   =======        =======        =======
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, end of period ('000)                 $25,878        $24,531        $22,043
  Ratio of total net expenses to average net
     assets (including short sale expense)            0.43%***       0.43%          1.03%***
  Ratio of total net expenses to average net
     assets (excluding short sale expense)            0.43%***       0.43%          0.43%***
  Ratio of total gross expenses to average net
     assets                                           1.26%****      1.45%          3.03%****
  Ratio of net investment income to average net
     assets (with reimbursement)                      5.63%***       5.43%          3.62%***
  Ratio of net investment income to average net
     assets (without reimbursement)                   4.81%***       4.41%          1.54%***
  Portfolio turnover rate                              181%           452%           358%

*   Fund commenced operations on December 30, 2004.

**  Total return for periods less than one year is not annualized.

***  Annualized.

**** Annualized (except for organizational expenses).

See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS

The financial highlights table is limited to help you understand the Fund's financials performance since inception on May 9, 2005. Certain information reflects financial results for a single fund share. The total returns in the table represents the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends.)

                                                   FOR THE        FOR THE        FOR THE
                                                 PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                  APRIL 30,     OCTOBER 31,    OCTOBER 31,
                                                     2007           2006          2005*
                                                 ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period             $  9.95        $  9.97        $ 10.00
                                                   -------        -------        -------
  Net investment income                               0.27           0.53           0.17
  Net realized and unrealized gain (loss) on
     investments, futures contracts, foreign
     currency transactions and swaps                 (0.02)          0.01          (0.03)
                                                   -------        -------        -------
  Total from investment operations                    0.25           0.54           0.14
                                                   -------        -------        -------
  Less: Dividends from net investment income         (0.29)         (0.56)         (0.17)
                                                   -------        -------        -------
Net asset value, end of period                     $  9.91        $  9.95        $  9.97
                                                   =======        =======        =======
TOTAL RETURN                                          2.57%**        5.52%          1.37%**
                                                   =======        =======        =======
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, end of period ('000)                 $20,477        $19,977        $27,836
  Ratio of total net expenses to average net
     assets (including interest expense)              0.43%***       0.45%          0.44%***
  Ratio of total net expenses to average net
     assets (excluding interest expense)              0.43%***       0.43%          0.44%***
  Ratio of total gross expenses to average net
     assets                                           1.50%****      1.77%          2.49%****
  Ratio of net investment income to average net
     assets (with reimbursement)                      5.57%***       5.27%          3.83%***
  Ratio of net investment income to average net
     assets (without reimbursement)                   4.50%***       3.95%          1.67%***
  Portfolio turnover rate                               20%           118%           115%

*   Fund commenced operations on May 9, 2005.

**  Total return for periods less than one year is not annualized.

***  Annualized.

**** Annualized (except for organizational expenses).

See Notes to Financial Statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                  APRIL 30, 2007

NOTE 1 - ORGANIZATION
The Drake Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company organized as a Delaware statutory trust on October 6, 2004. The Trust was registered with the Securities and Exchange Commission effective December 30, 2004. The Drake Total Return Fund commenced operations on December 30, 2004, the Drake Low Duration Fund commenced operations on May 9, 2005 and the Drake Global Bond Fund (unhedged) was added to the Drake Funds Trust as of December 28, 2005 but as of April 30, 2007 has not commenced operations (collectively, the "Funds"). Each fund offers two share classes: Drake Class and Administrative Class, however only shares of the Drake Class of the Drake Total Return Fund and Drake Low Duration Fund have been issued to date.

The Total Return Fund seeks to realize a total return exceeding that of the Lehman Brothers U.S. Aggregate Index, the Low Duration Fund seeks to realize a total return exceeding that of the Merrill Lynch 1-3 Year Treasury Index, and the Global Bond Fund (unhedged) seeks to realize a total return exceeding that of the Lehman Brothers Global Aggregate Index.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

A.  ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS
Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over-the counter, at the mean of the representative bid and asked quotations. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional -- sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type; indications as to value from dealers; expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; any correlation with general market indicators and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities may be valued at fair value. As of April 30, 2007, the Funds held no fair valued securities.

C.  FUTURES CONTRACTS
When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is "marked to market" and the Fund makes (or receives)

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                  APRIL 30, 2007

additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

The Funds may invest in exchange-traded commodity, index, interest rate and foreign currency futures for risk management purposes or as part of its investment strategies.

Use of long futures contracts subjects the Funds to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of April 30, 2007, the Funds had outstanding futures contracts as listed on the Funds' Schedule of Investments.

D.  FOREIGN CURRENCY TRANSLATIONS
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

Market value of investment securities and other assets and liabilities are translated at the rate of exchange at the valuation date. Purchases and sales of investment securities, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains(losses) are included in the reported net realized gains (losses) on investments.

Realized foreign currency gains or losses most commonly arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

As of April 30, 2007, the Funds invested in foreign currency-denominated securities as listed on the Funds' Schedule of Investments.

E.  SWAP AGREEMENTS
The Funds may engage in various types of swap transactions, including commodity, credit/event-linked, foreign currency, index, interest rate, equity and total return swaps, primarily to manage duration and curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including the periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are generally smaller.

Swap transactions present risk of loss in excess of the related amounts included in the Statement of Assets and Liabilities.

As of April 30, 2007, the Funds had open swap agreements as listed on the Funds' Schedule of Investments.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                  APRIL 30, 2007

F.  COMMITMENTS
The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized appreciation on the underlying securities purchased and any difference between the sale price and current market value of the underlying securities sold. Market risk exists on commitment to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest. A Fund making a purchase commitment must segregate assets determined to be liquid in an amount sufficient to meet the purchase price.

As of April 30, 2007, the Drake Total Return Fund had outstanding to-be-announced ("TBA") purchase commitments as listed on the Fund's Schedule of Investments.

G.  DOLLAR ROLLS
The Funds may enter into dollar rolls in which they sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar (same type, coupon, and maturity) securities on specified future dates. During the roll period, the Fund foregoes principal and interest paid on the securities. The Funds' policy is to record "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of the securities.

As of April 30, 2007, the Drake Total Return Fund does have TBA's and they are dollar roll transactions as listed on the Funds' Schedule of Investments.

H.  REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's policy is to receive securities as collateral whose market value is, and during the entire term of the agreement, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book-entry transfer to the account of the Fund's custodian. Such securities may continue to be held by the Fund or may be delivered to the counterparties of short sale transactions. If the seller is unable to make timely repurchase, the Fund's expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral or proceeds by the Fund may be delayed.

As of April 30, 2007, the Funds did not have outstanding repurchase agreements.

I.  REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                  APRIL 30, 2007

on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event that buyer of the securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities

As of April 30, 2007 the Funds did not have outstanding reverse repurchase agreements.

J.  SHORT SALES
The Funds may enter into short sales, primarily to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid to cover its position.

As of April 30, 2007, the Funds did not have investments sold short.

K.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Investment security transactions are recorded as of the trade date of the purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded daily on the accrual basis and includes accretion of discount and amortization of premium on investments. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which it invests.

L.  FEDERAL INCOME TAXES
The Funds intend to continue to qualify as regulated investment companies by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their earnings to shareholders. Therefore, no Federal Income or Excise Tax provision is required.

NOTE 3 - INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into an Investment Advisory Agreement with Drake Capital Management, LLC (the "Investment Advisor") for the Funds. The Investment Advisor oversees the investments of the Funds and for such services is paid an advisory fee. The fee is accrued daily and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets.

In addition, the Investment Advisor has contractually agreed through October 31, 2007 to waive its fees and bear certain other expenses, excluding interest expense, to the extent necessary to limit the annual expenses of the Funds, as a percentage of net assets, to 0.43% for the Drake Class.

Subject to an annual minimum of $7,500 and maximum of $60,000, each Trustee, other than those affiliated with Drake or its affiliates, receives annual compensation from the Funds of 1/3 of one basis point of the Fund's net asset value (.003%), plus reimbursement of out-of-pocket expenses related to Board and Committee meetings.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                  APRIL 30, 2007

NOTE 4 - DISTRIBUTION AND SERVICE PLAN
The Trust has entered into a Distribution Agreement with ALPS Distributors, Inc. (the "Distributor"). The Distributor serves as the Trust's distributor and promotes and arranges for the sale of each Fund's shares. The Distributor receives no compensation in its capacity as the Trust's underwriter. The Trustees have adopted Distribution Plans (the "Plans") for the Administrative Class of each Fund in accordance with Rule 12b-1 under the 1940 Act. The Plans provide that each Fund shall pay distribution fees, including payments to the Distributor. The fee is accrued daily and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets attributable to Administrative Class shares. As of April 30, 2007 no shares have been issued for the Administrative Classes.

NOTE 5 - INVESTMENT TRANSACTIONS
For the period ended April 30, 2007, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                            U.S. GOVERNMENT AND AGENCY
                                INVESTMENTS                         OBLIGATIONS
                        ----------------------------       -----------------------------
FUND                     PURCHASES          SALES           PURCHASES           SALES
----                    -----------       ----------       -----------       -----------
Total Return Fund       $11,141,204       $7,175,587       $50,858,984       $48,445,545
Low Duration Fund         5,798,207        3,517,220           857,933                --

NOTE 6 - DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared and paid monthly. Dividends and distributions are made on a per share basis to shareholders on record-date, regardless of how long shares have been owned. Net realized long-term and short-term capital gains will be distributed by the Funds at least annually. Net short-term gains may be paid more frequently. A fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at the NAV unless the shareholder elects to have the distributions paid in cash.

NOTE 7 - CONCENTRATIONS AND INDEMNIFICATIONS
The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swaps and options agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by the changes in interest rates or rapid principal payments including prepayments.

Under the Trust's organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However the Funds expect the risk of loss to be remote.

NOTE 8 - RELATED PARTIES
From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of April 30, 2007, Drake Partners LLC or its members owned 84.18% of the Drake Total Return Fund and 5.69% of the Drake Low Duration Fund. In addition, one other shareholder owned 93.58% of the Drake Low Duration Fund.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                  APRIL 30, 2007

NOTE 9 - FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the period ended April 30, 2007 were as follows:

                           ORDINARY INCOME
                        FOR THE PERIOD ENDED
FUND                       APRIL 30, 2007
----                    ---------------------
Total Return Fund             $743,701
Low Duration Fund              593,329

                            CAPITAL GAINS
                        FOR THE PERIOD ENDED
FUND                       APRIL 30, 2007
----                    ---------------------
Total Return Fund              $40,986
Low Duration Fund                   --

The difference between book-basis and tax-basis unrealized depreciation is due to wash sale loss deferrals and differences in the timing of recognition of gain and losses on futures and forwards for tax and book purposes.

At April 30, 2007, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

FUND                    EXPIRES OCTOBER 31, 2013       EXPIRES OCTOBER 31, 2014
----                    ------------------------       ------------------------
Total Return Fund              $      --                       $     --
Low Duration Fund               (111,721)                       (16,989)

At April 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were as follows:

                                             GROSS              GROSS               NET
                        IDENTIFIED         UNREALIZED         UNREALIZED         UNREALIZED
FUND                       COST           APPRECIATION       DEPRECIATION       DEPRECIATION
----                    -----------       ------------       ------------       ------------
Total Return Fund       $34,856,079         $37,157           $(125,458)          $(88,301)
Low Duration Fund        20,618,301          22,690             (83,762)           (61,072)

The reclassifications for the Funds relate primarily to differences in character for tax purposes of foreign currency gain (loss), swap income, consent fees and paydown gain (loss).

NOTE 10 - RECENT ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board issued interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                  APRIL 30, 2007

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing the Standard against its current valuation policies to determine future applicability.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                               OTHER INFORMATION
                                                                     (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that are used by the Investment Advisor to vote proxies relating to the Funds' portfolio securities will be available (1) without charge, upon request, by calling 1-866-DRAKEFUNDS; and (2) in the Funds' Statement of Additional Information available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the Investment Advisor votes these proxies will be available by calling the same number and on the Commission's website. The Trust has filed it's proxy voting report on Form N-PX on August 30, 2006 covering the Funds' proxy voting records for the 12 month period ending June 30, 2006, which is available (1) without charge, upon request, by calling 1-866-DRAKEFUNDS and
(2) on the Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO OF INVESTMENTS
The Funds' Schedule of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Security Exchange Commission's website at http://www.sec.gov. Additionally, the Funds' Form N-Q, including their respective Schedule of Investments, may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The Funds' Form N-Q, including the Schedule of Investments, is available without charge, upon request, by calling 1-866-DRAKEFUNDS.

APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
The renewal of the Investments Advisory Agreement for each of the Funds (together, the "Advisory Contracts") was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contracts or interested persons of such parties, at a meeting held on December 20, 2006. In determining whether to approve the renewal of each Advisory Contract, The Trustees considered information reasonably necessary to evaluate its terms from a number of sources including materials provided by the Investment Advisor.

Nature, extent and quality of Advisor services. The Trustees considered the nature, extent and quality of services provided under the Advisory Contracts, and the Investment Advisor's investment strategies for managing the Funds. In connection with such, the Trustees considered information provided by the Investment Advisor concerning the Investment Advisor's staffing, capabilities and methodologies applied in managing the Funds, including the importance of retaining personnel with relevant portfolio management experience. The Trustees also focused on the role of senior management in the day-to-day operations of the Funds and on the quality of the compliance and administrative staff at the Investment Advisor. The Trustees noted that, in addition to the investment advisory services provided to the Funds, the Investment Advisor provides certain administrative services, oversight of Funds accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. Moreover, the Trustees noted the Investment Advisor's ability to attract qualified and experienced personnel to manage the Funds and it's continuing efforts to expand it's capabilities. The Trustees concluded that the resources provided by the Advisor were appropriate to fulfill the Investment Advisor's duties under the Advisory Contracts.

Investment performance of the Funds and the Advisor. Additionally, the Trustees considered the investment performance of the Funds and the Investment Advisor, reviewing the information contained in the Investment Advisor's reports provided at the meeting. The Trustees noted each Fund had outperformed it's benchmark since inception.

Costs of Services provided and profits realized by the Advisor. The Trustees also considered the costs of providing these services and the existence and extent of any profits realized by the Investment Advisor from its relationship with the Funds. They considered the Expense Limitation Agreements between the Investment Advisor and the Trust on behalf of each of the Funds (pursuant to which the total annual operating expense of the Funds is limited to 0.43% of the average daily net assets for the Drake Class shares and 0.68% of average daily net assets for Administrative Class shares), noting the Investment Advisor commitment to waive it's fees and reimburse expenses in order to cap the

Funds' overall expenses. They additionally considered the relationships among the Investment Advisor and its affiliates, including any collateral benefits received by the Investment Advisor or its affiliates due to the Investment Advisor's relationship with the Funds. They noted the Investment Advisor's representation that it had incurred net losses as it relates to managing the Funds (as a result of the terms of the Expense Limitation Agreements).

Comparisons to other funds. The Trustees also compared the fees and expenses paid by the Funds to those of certain comparable funds. In considering such fees and expenses, the Trustees reviewed comparable fund information prepared by the Investment Advisor, and again noted the Expense Limitation Agreements entered into with the Investment Advisor concerning the Funds. The Trustees noted that the advisory fee rate for the Funds was at the average for the group.

Economies of scale considerations. The Trustees also considered whether there were economies of scale with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

Upon completion of the Board's review and discussion concerning renewal of the Advisory Contracts between the Trust and the Investment Advisor, the Trustees concluded that the investment advisory fees payable to the Investment Advisor under the Advisory Contracts are fair and reasonable in light of the services provided to the Funds, and approved such renewal for an additional one-year period.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                         SHAREHOLDER FEE EXAMPLE
                                                                     DRAKE CLASS

EXAMPLE
As a holder of Drake Class Shares of the Funds, you incur two types of costs:
(1) transaction costs; and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investment in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period ended April 30, 2007.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expense you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those applicable transactional costs were included, your costs would have been higher.

                             BEGINNING              ENDING            EXPENSES
                           ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
ACTUAL                       11/01/2006           04/30/2007         THE PERIOD
------                    ----------------       -------------       -----------
Total Return Fund              $1000               $1,026.79           $  2.16*
Low Duration Fund               1000                1,025.67              2.16**

                             BEGINNING              ENDING            EXPENSES
                           ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING
HYPOTHETICAL                 11/01/2006           04/30/2007         THE PERIOD
------------              ----------------       -------------       -----------
Total Return Fund              $1000               $1,022.66            $2.16*
Low Duration Fund               1000                1,022.66             2.16**

 * Expenses are equal to the Funds' annualized net expense ratio of 0.43% multiplied by the average account value over the period multiplied by 181/365 to reflect the one-half year period.

** Expenses are equal to the Funds' annualized net expense ratio of 0.43%
   multiplied by the average account value over the period multiplied by 181/365 to reflect the one-half year period.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                    INFORMATION CONCERNING TRUSTEES AND OFFICERS
                                                                     (UNAUDITED)

                                                                                                              NUMBER OF
                                                                                                             PORTFOLIOS
                                                                                                               IN FUND
                                                                                                               COMPLEX
                         POSITION(S) HELD    LENGTH OF TIME       PRINCIPAL OCCUPATION(S) DURING PAST        OVERSEEN BY
NAME, ADDRESS AND AGE       WITH TRUST         SERVED(1)                       FIVE YEARS                      TRUSTEE
---------------------    -----------------   --------------   --------------------------------------------   -----------
INDEPENDENT TRUSTEES:
Kevin Hennessey          Trustee and         Since 12/2004    Private Investor and Business Consultant,           3
c/o Drake Capital        Chairman                             Partner, KV Partners LLC (a consulting firm)
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 58

Janice Brennan           Trustee             Since 12/2004    Chief Financial Officer and Business                3
c/o Drake Capital                                             Manager, Falcon Management Corporation (an
Management, LLC.                                              investment firm)
600 Madison Avenue,
16(th) Floor,
New York
Age: 35

Thomas Willis            Trustee             Since 12/2004    Attorney and Partner, Remcho, Johansen &            3
c/o Drake Capital                                             Purcell
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 41


                               OTHER
                         DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE        BY TRUSTEE
---------------------    ------------------
INDEPENDENT TRUSTEES:
Kevin Hennessey                 None
c/o Drake Capital
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 58
Janice Brennan                  None
c/o Drake Capital
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 35
Thomas Willis                   None
c/o Drake Capital
Management, LLC.
600 Madison Avenue,
16(th) Floor,
New York
Age: 41

---------------

(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                                                                             NUMBER OF
                                                                                                            PORTFOLIOS
                                                                                                              IN FUND
                                                                                                              COMPLEX
                         POSITION(S) HELD   LENGTH OF TIME       PRINCIPAL OCCUPATION(S) DURING PAST        OVERSEEN BY
NAME, ADDRESS AND AGE       WITH TRUST        SERVED(1)                       FIVE YEARS                      TRUSTEE
---------------------    ----------------   --------------   --------------------------------------------   -----------
INTERESTED TRUSTEE:
Steven Luttrell(2)       Trustee            Since 10/2004    Co-Founder and Chief Operating Officer of           3
c/o Drake Capital        President and                       the Advisor. Formerly a Director at
Management, LLC.         Principal                           Blackrock Inc.
660 Madison Avenue,      Executive
16(th) Floor,            Officer
New York,
Age: 41

OTHER OFFICER:
Stacey Feller            Vice President,    Since 10/2004    Managing Director and Chief Financial            None
c/o Drake Capital        Treasurer and                       Officer of the Advisor. Formerly an audit
Management, LLC.         Principal                           manager at Ernst & Young.
660 Madison Avenue,      Financial
16(th) Floor,            Officer
New York,
Age: 32

Christopher Appler       Secretary and      Since 12/2004    Managing Director, Chief Legal Officer and       None
c/o Drake Capital        Chief Compliance                    Chief Compliance Officer of the Advisor.
Management, LLC.         Officer                             Formerly Chief Legal Officer of NISA
660 Madison Avenue,                                          Investment Advisors, LLC.
16(th) Floor,
New York,
Age: 38

Bernard Bresnahan        Assistant          Since 12/2004    Managing Director and Head of Operations of      None
c/o Drake Capital        Treasurer and                       the Advisor. Formerly an Officer of State
Management, LLC.         Assistant                           Street Bank and Trust.
660 Madison Avenue,      Secretary
16(th) Floor,
New York,
Age: 34


                               OTHER
                         DIRECTORSHIPS HELD
NAME, ADDRESS AND AGE        BY TRUSTEE
---------------------    ------------------
INTERESTED TRUSTEE:
Steven Luttrell(2)              None
c/o Drake Capital
Management, LLC.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 41
OTHER OFFICER:
Stacey Feller                   None
c/o Drake Capital
Management, LLC.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 32
Christopher Appler              None
c/o Drake Capital
Management, LLC.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 38
Bernard Bresnahan               None
c/o Drake Capital
Management, LLC.
660 Madison Avenue,
16(th) Floor,
New York,
Age: 34

---------------

(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Luttrell is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Trust's Investment Advisor.

     The Statement of Additional Information includes additional information about the trustees and is available, with out charge, upon request, by calling 1-866-DRAKEFUNDS.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                        INFORMATION CONCERNING TRUSTEES AND OFFICERS (CONTINUED)
                                                                     (UNAUDITED)

     The following table shows the aggregate remuneration paid by the Trust to the independent trustees of the Trust during the period covered by this report. The interested trustee and the other officers of the Trust received no remuneration from the Trust.

NAME                                          REMUNERATION PAID
----                                          -----------------
Kevin Hennessey                                    $3,750
Janice Brennan                                      3,750
Thomas Willis                                       3,750
                                                   ------
All Independent Trustees, as a group               11,250
                                                   ======

DRAKE FUNDS TRUST

SERVICE PROVIDERS                     TRUSTEES AND OFFICERS

INVESTMENT ADVISOR:                   TRUSTEE AND CHAIRMAN
DRAKE CAPITAL MANAGEMENT, LLC         Kevin Hennessey
660 Madison Avenue, 16th Floor
New York, NY 10021                    TRUSTEE
                                      Janice Brennan
DISTRIBUTOR:
ALPS DISTRIBUTORS, INC.               TRUSTEE
1290 Broadway, Suite 1100             Thomas Willis
Denver, CO 80203
                                      TRUSTEE, PRESIDENT AND
CUSTODIAN AND ACCOUNTING AGENT:       PRINCIPAL EXECUTIVE OFFICER*
STATE STREET BANK AND TRUST COMPANY   Steven Luttrell
2 Lafayette Avenue
Boston, MA 02111                      VICE PRESIDENT, TREASURER AND
                                      PRINCIPAL FINANCIAL OFFICER
FUND ADMINISTRATOR:                   Stacey Feller
STATE STREET BANK AND TRUST COMPANY
2 Lafayette Avenue                    SECRETARY AND
Boston, MA 02111                      CHIEF COMPLIANCE OFFICER
                                      Christopher Appler
TRANSFER AGENT:
ALPS FUND SERVICES, INC.              ASSISTANT SECRETARY AND
1290 Broadway, Suite 1100             ASSISTANT TREASURER
Denver, CO 80203                      Bernard Bresnahan

INDEPENDENT REGISTERED PUBLIC         *Interested Trustee
ACCOUNTING FIRM:

PRICEWATERHOUSECOOPERS LLC
PricewaterhouseCoopers Center         INVESTMENT MANAGER
300 Madison Avenue
New York, NY 10017                    DRAKE CAPITAL MANAGEMENT, LLC
                                      660 Madison Avenue, 16th floor
LEGAL ADVISORS:                       New York, NY 10021
KATTEN MUCHIN ROSENMAN
525 West Monroe Street                Registered Investment Adviser with the SEC
Chicago, IL 60661-3693

TELEPHONE (TOLL-FREE):   1-866-372-5338
U.S. MAIL:               DRAKE FUNDS
                         c/o ALPS Distributors, Inc.
                         1290 Broadway, Suite 1100
                         Denver, CO 80203
EMAIL:                   drakefunds@drakemanagement.com
INTERNET:                http://www.drakefunds.com



The Drake Funds are distributed by ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, www.alpsinc.com, 1-866-383-6273.

Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds' prospectus. Please read the prospectus carefully before you invest or send money.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities held by fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Small companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

The credit quality of the investments in the Funds' portfolios does not apply to the stability or safety of the Funds.

[GRAPHIC]                                                     [DRAKE FUNDS LOGO]

Item 2. Code of Ethics.

* Not required in a semi-annual report on Form N-CSR.



Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

* Not required in a semi-annual report on Form N-CSR.



Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

* Not required in a semi-annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        * Not required in a semi-annual report on Form N-CSR.

Item 6. SCHEDULE OF INVESTMENTS.

        A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        * Not required in a semi-annual report on Form N-CSR.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        * Not required in a semi-annual report on Form N-CSR.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        * Not required in a semi-annual report on Form N-CSR.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        * Not required in a semi-annual report on Form N-CSR.

Item 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officers and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)  Code of Ethics required by Item 2 of Form N-CSR is filed herewith as
Exhibit 12.(a)(1).

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)  Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Drake Funds Trust

By: /s/ Steven J. Luttrell
    ----------------------
Name: Steven J. Luttrell
Title: President & Principal Executive Officer
Date: July 09, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven J. Luttrell
    ----------------------
Name: Steven J. Luttrell
Title: President & Principal Executive Officer
Date: July 09, 2007

By: /s/ Stacey Feller
    ----------------------
Name: Stacey Feller
Title: Vice President, Treasurer & Principal Financial Officer
Date: July 09, 2007